Investments (PCI Investments by Invested Asset Class) (Details) - Fixed Maturity Securities - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 1,270	$ 1,497
Carrying value	$ 1,044	$ 1,142